Related Party Transactions - Schedule of Related Party Transactions with Golar Partners and Subsidiaries (Details) - Golar LNG Partners - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (15,774)	$ 81,559
Management and administrative services revenue
Related Party Transaction [Line Items]
Net revenue from related parties	2,163	2,040
Ship management fees revenue
Related Party Transaction [Line Items]
Net revenue from related parties	5,342	5,482
Charterhire expense
Related Party Transaction [Line Items]
Related party expense	(21,920)	(33,278)
Gain on disposal to Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction	0	103,539
Interest expense on short-term credit arrangements
Related Party Transaction [Line Items]
Interest expense, related party	(122)	0
Interest income on vendor financing loan
Related Party Transaction [Line Items]
Interest income, related party	0	3,776
Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party	$ (1,237)	$ 0